Cash flow from operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flow from operations
Earnings/(loss) before interest and tax (EBIT/(LBIT))	R 25,690	R 18,819	R (27,305)
Adjusted for
share of profits of equity accounted investments	(79)	(1,623)	(1,758)
equity-settled share-based payment	918	914	986
depreciation and amortisation	13,602	14,002	15,644
effect of remeasurement items	17,320	19,645	75,414
movement in long-term provisions
income statement charge	(26)	(2,807)	(651)
utilisation	(1,267)	(769)	(459)
movement in short-term provisions	(240)	87	280
movement in post-retirement benefits	389	272	373
translation effects	3,278	799	673
write-down of inventories to net realisable value	1,321	171	370
movement in financial assets and liabilities	(2,466)	(3,063)	(4,588)
movement in other receivables and payables	(1,143)	334	(1,119)
other non-cash movements	(603)	(254)	(698)
Cash flow from operations	R 56,694	R 46,527	R 57,162